Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)					12 Months Ended
	Apr. 26, 2024 USD ($)	Feb. 20, 2024 USD ($)	Apr. 17, 2023	Jun. 01, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 05, 2024 USD ($) $ / shares shares
Asset Impairment Charges					$ 0
Contract with Customer, Liability, Revenue To Be Recognized					0	$ 250,000
Contract with Customer, Liability					0	0
Contract with Customer, Performance Obligation Satisfied in Previous Period					0	0
Advertising Expense					$ 12,973	$ 19,961
Stockholders' Equity Note, Stock Split, Conversion Ratio			6
Common Stock, Shares Authorized (in shares) | shares					50,000,000	300,000,000
Preferred Stock, Shares Authorized (in shares) | shares					9,978,000	9,978,000	10,000,000
Preferred Stock, Shares Outstanding (in shares) | shares					0	0
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Gallium Semiconductor's GaN Power Amplifiers and Front-end Modules [Member]
Asset Acquisition, Consideration Transferred	$ 400,000
Finite-Lived Intangible Assets Acquired	$ 400,000
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life (Year)	10 years
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares) | shares					22,000	0	22,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.0001
Preferred Stock, Stated Value							$ 1,000
Preferred Stock, Convertible, Shares Issuable (in shares) | shares							7,213,115
Computer Hardware, Software, Production and Computer Equipment and Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)					3 years
Computer Hardware, Software, Production and Computer Equipment and Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)					5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)					7 years
Spectrum Loan Facility [Member]
Proceeds from Accounts Receivable Factoring		$ 3,750,000		$ 3,000,000
Accounts Receivable Secured Debt Facility, Receivables Assigned					$ 600,000
Accounts Receivable Secured Debt Facility, Amount Due					$ 27,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers					1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage					77.00%	81.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage					81.00%	71.00%